Other operating expenses	12 Months Ended
Dec. 31, 2019
Disclosure of Other Operating Expense [Abstract]
Other operating expenses
28 Other operating expenses

Other operating expenses
	2019	2018	2017
Regulatory costs	1,021	947	901
Audit and non-audit services	30	26	22
IT related expenses	759	779	737
Advertising and public relations	391	402	455
External advisory fees	416	358	353
Office expenses	325	564	587
Travel and accommodation expenses	140	179	178
Contributions and subscriptions	108	91	91
Postal charges	46	54	50
Depreciation of property and equipment[1]	551	312	319
Amortisation of intangible assets	237	209	179
Impairments and reversals on property and equipment and intangibles	59	19	18
Addition/(unused amounts reversed) of provision for reorganisations	6	4	–5
Addition/(unused amounts reversed) of other provisions	29	–13	167
Other	477	1,332	575
	4,598	5,262	4,627

1 Includes depreciation expenses of right-of-use assets as recognised under IFRS 16.

Regulatory costs

Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), The Single Resolution Fund (SRF), local bank taxes and local resolution funds. Included in Regulatory costs for 2019, are contributions to DGS of EUR 362 million (2018: EUR 364 million; 2017: EUR 341 million) mainly related to the Netherlands, Germany, Belgium, Poland, and Spain and contributions to the SRF and local resolution funds of EUR 239 million (2018: EUR 208 million; 2017: EUR 179 million). In 2019 local bank taxes increased by EUR 45 million from EUR 375 million in 2018 to EUR 420 million (2017: EUR 381 million).

Audit and non-audit services

Total audit and non-audit services include the following fees for services provided by the Group’s auditor.

Fees of Group’s auditors
	2019	2018	2017
Audit fees	21	19	18
Audit related fees	2	1	1
Total [1]	23	20	19

1 The Group’s auditors did not provide any non-audit services.

Fees as disclosed in the table above relate to the network of the Group’s auditors and are the amounts related to the respective years, i.e. on an accrual basis. The increase in audit fees 2019 primarily relates to audit activities for the implementation of IFRS 16, new statutory audits and new IT systems in scope.

Tangible and Intangible impairments and reversals

Impairments and reversals of property and equipment and intangibles
	Impairment losses			Reversals of impairments			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Property and equipment	4	9	10	–6	–17	–24	–3	–8	–14
Property development	1	15	2				1	15	2
Software and otherintangible assets	61	12	30	–0			61	12	30
(Reversals of) other impairments	66	35	42	–7	–17	–24	59	19	18

Impairment losses on software and intangible assets in 2019 relate to rescoping of IT transformation programs. 2018 and 2017 impairments include software that was impaired to its Value in Use, related to the acceleration of the Think Forward Strategy.

In 2018, impairment losses on property development mainly relate to impairments in Spain and Italy due to lower expected Net Realizable Values.

The reversals of impairments on property and equipment in both 2018 and 2017 relate to impairments previously recognised in the statement of profit or loss and mainly include impairments on property in own use that were reversed following the sale process of office buildings.

Addition/(unused amounts reversed) of provision for reorganisations

Included in Addition/(unused amounts reversed) provision for reorganisations in 2019, is an increase in relation to the reorganisation relating to ING’s Agile transformation in Germany. Reference is made to Note 16 ‘Provisions’.

Addition/(unused amounts reversed) of other provisions

Included in Addition/(unused amounts reversed) of other provisions in 2019, are movements mainly in the litigation provision. Reference is made to Note 16 ‘Provisions’ and Note 46 ‘Legal proceedings’.

Other

In 2018 Other operating expenses - Other included, amongst others, the settlement with the Dutch Public Prosecution Service of EUR 775 million. The settlement related to previously disclosed investigations regarding various requirements for client on-boarding and the prevention of money laundering and corrupt practices. Reference is made to Note 46 ‘Legal proceedings’.